Cover	Mar. 04, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 04, 2026
Entity File Number	001-13425
Entity Registrant Name	RB Global, Inc.
Entity Central Index Key	0001046102
Entity Tax Identification Number	98-0626225
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	Two Westbrook Corporate Center
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Westchester
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60154
City Area Code	708
Local Phone Number	492-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Common shares
Trading Symbol	RBA
Security Exchange Name	NYSE
Common Share Purchase Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Share Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NYSE